Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill And Intangible Assets [Abstract]
Summary Of Goodwill

	Transportation Finance	Commercial Banking	Consumer and Community Banking	Non-Strategic Portfolios	Total
December 31, 2013	$183.1	$122.5	$–	$29.0	$334.6
Additions, Other activity (1)	68.9	167.8	–	–	236.7
December 31, 2014	252.0	290.3	–	29.0	571.3
Additions (2)	–	288.8	374.2	–	663.0
Other activity (3)	(7.0)	–	–	(29.0)	(36.0)
December 31, 2015	$245.0	$579.1	$374.2	$–	$1,198.3

(1)Includes adjustments related to purchase accounting and foreign exchange translation.

(2)Includes measurement period adjustments related to the OneWest transaction, as described below.

(3)Includes adjustments related to transfer to held for sale and foreign exchange translation.

Summary Of Intangible Assets

Intangible Assets (dollars in millions)

	December 31, 2015			December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangibles	$126.3	$(7.5)	$118.8	$–	$–	$–
Trade names	27.4	(3.0)	24.4	7.4	(0.5)	6.9
Operating lease rental intangibles	35.1	(24.2)	10.9	42.7	(31.2)	11.5
Customer relationships	23.9	(3.2)	20.7	7.2	(0.4)	6.8
Other	2.1	(0.6)	1.5	0.5	–	0.5
Total intangible assets	$214.8	$(38.5)	$176.3	$57.8	$(32.1)	$25.7

Summary Of Intangible Assets Rollforward

Intangible Assets Rollforward (dollars in millions)

	Customer Relationships	Core Deposit Intangibles	Trade Names	Operating Lease Rental Intangibles	Other	Total
December 31, 2013	$–	$–	$–	$20.3	$–	$20.3
Additions	7.2	–	7.8	(3.6)	0.5	11.9
Amortization, Other (1)	(0.4)	–	(0.9)	(5.2)	–	(6.5)
December 31, 2014	$6.8	$–	$6.9	$11.5	$0.5	$25.7
Additions(2)	16.6	126.3	20.1	4.4	1.7	169.1
Amortization(1)	(2.7)	(7.5)	(2.4)	(5.0)	(0.7)	(18.3)
Other(3)	–	–	(0.2)	–	–	(0.2)
December 31, 2015	$20.7	$118.8	$24.4	$10.9	$1.5	$176.3

(1)Includes amortization recorded in operating expenses and operating lease rental income.

(2)Includes measurement period adjustments related to the OneWest Transaction.

(3)Includes foreign exchange translation and other miscellaneous adjustments.